Contract assets - Summary Of Expected Credit Loss Provision (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Disclosure Of Expected Credit Loss Provision [Line Items]
Contract assets	¥ 77,684	$ 10,942	¥ 0
Not later than one year [member]
Disclosure Of Expected Credit Loss Provision [Line Items]
Expected credit loss rate	9.60%	9.60%	6.40%
Not later than one year [member] | Contract assets [member]
Disclosure Of Expected Credit Loss Provision [Line Items]
Expected credit loss rate	9.60%	9.60%
Later than one year and not later than two years [member]
Disclosure Of Expected Credit Loss Provision [Line Items]
Expected credit loss rate	20.80%	20.80%	11.90%
Later than one year and not later than two years [member] | Contract assets [member]
Disclosure Of Expected Credit Loss Provision [Line Items]
Expected credit loss rate	0.00%	0.00%
Later than two years and not later than three years [member]
Disclosure Of Expected Credit Loss Provision [Line Items]
Expected credit loss rate	55.30%	55.30%	84.00%
Later than two years and not later than three years [member] | Contract assets [member]
Disclosure Of Expected Credit Loss Provision [Line Items]
Expected credit loss rate	0.00%	0.00%
Later than three years [member] | Contract assets [member]
Disclosure Of Expected Credit Loss Provision [Line Items]
Expected credit loss rate	0.00%	0.00%
Gross carrying amount [member] | Not later than one year [member] | Contract assets [member]
Disclosure Of Expected Credit Loss Provision [Line Items]
Contract assets	¥ 85,902
Gross carrying amount [member] | Later than one year and not later than two years [member] | Contract assets [member]
Disclosure Of Expected Credit Loss Provision [Line Items]
Contract assets	0
Gross carrying amount [member] | Later than two years and not later than three years [member] | Contract assets [member]
Disclosure Of Expected Credit Loss Provision [Line Items]
Contract assets	0
Gross carrying amount [member] | Later than three years [member] | Contract assets [member]
Disclosure Of Expected Credit Loss Provision [Line Items]
Contract assets	0
Allowance for credit losses [member] | Not later than one year [member] | Contract assets [member]
Disclosure Of Expected Credit Loss Provision [Line Items]
Contract assets	8,218
Allowance for credit losses [member] | Later than one year and not later than two years [member] | Contract assets [member]
Disclosure Of Expected Credit Loss Provision [Line Items]
Contract assets	0
Allowance for credit losses [member] | Later than two years and not later than three years [member] | Contract assets [member]
Disclosure Of Expected Credit Loss Provision [Line Items]
Contract assets	0
Allowance for credit losses [member] | Later than three years [member] | Contract assets [member]
Disclosure Of Expected Credit Loss Provision [Line Items]
Contract assets	¥ 0